[USAA                        USAA INVESTMENT TRUST
EAGLE                  SUPPLEMENT DATED JANUARY 16, 2004
LOGO (R)]                            TO THE
                      BALANCED STRATEGY FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2003
                                    AND THE
                     CORNERSTONE STRATEGY FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2003
                        AS SUPPLEMENTED OCTOBER 13, 2003


EFFECTIVE IMMEDIATELY ARNOLD J. ESPE CO-MANAGES THE BONDS INVESTMENT CATEGORY OF THE BALANCED STRATEGY FUND AND THE BONDS AND MONEY MARKET INSTRUMENTS INVESTMENT CATEGORY OF THE CORNERSTONE STRATEGY FUND. PAGES 19-20 OF THE BALANCED STRATEGY FUND'S PROSPECTUS AND PAGE 26 OF THE CORNERSTONE STRATEGY FUND'S PROSPECTUS ARE AMENDED TO ADD THE FOLLOWING LANGUAGE.

Arnold J. Espe, CFA, vice president of Fixed Income Investments, has co-managed the bonds investment category of the Balanced Strategy Fund and the bonds and money market instruments investment category of the Cornerstone Strategy Fund since January 2004. Mr. Espe has 19 years of investment management experience and has worked for us for three years. Prior to joining us, he worked for Capital Consultants from June 1999 to March 2000 and NM Capital Management from September 1996 to June 1999. Mr. Espe earned the Chartered Financial Analyst designation in 1989 and is a member of the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Oregon and a BS from Willamette University.

THE FOLLOWING LANGUAGE HAS BEEN ADDED TO THE END OF THE FIRST PARAGRAPH UNDER SHARE PRICE CALCULATION ON PAGE 31 OF THE BALANCED STRATEGY FUND'S PROSPECTUS AND PAGE 39 OF THE CORNERSTONE STRATEGY FUND'S PROSPECTUS.

The NYSE is closed on most national holidays and Good Friday.

THE FOLLOWING LANGUAGE HAS BEEN ADDED TO THE END OF THE THIRD PARAGRAPH UNDER SHARE PRICE CALCULATION ON PAGE 32 OF THE BALANCED STRATEGY FUND'S PROSPECTUS AND PAGE 39 OF THE CORNERSTONE STRATEGY FUND'S PROSPECTUS.

In addition, the Board of Trustees has approved the use of a fair value pricing service to provide fair value adjustments to assist us with the fair value pricing of the Fund's foreign securities.

                                                                      43111-0104